EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

Balance on December 31, 2019	736,179
Interest on actuarial liabilities	53,092
Actuarial loss	33,843
Employee contribution	(88)
Exchange rate variation	487
Benefits paid	(38,468)
Balance on December 31, 2020	785,045
Interest on actuarial liabilities	55,849
Actuarial gain	(119,642)
Exchange rate variation	37
Benefits paid	(46,131)
Balance on December 31, 2021	675,158

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability

	December 31,	December 31,
	2021	2020
Economic
Nominal discount rate – medical assistance and life insurance	8.92% p.a.	7.16% p.a.
Medical cost growth rate	3.25% p.a.	3.25% p.a.
Nominal inflation	3.25% p.a.	3.25% p.a.
Aging factor	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disable persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
	90% married	90% married
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100%	100%

Summary of sensitivity analysis of actuarial liabilities

The sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2021, as set forth below:

Discount rate			Medical costs growth rate
+0.50%	R$	(702,456)	+1.00%	R$	741,047
-0.50%	R$	631,746	-1.00%	R$	(601,154)

Schedule of expected benefit obligation payments for future years

Medical
assistance and
Payments	life insurance
2022	38,830
2023	41,550
2024	44,373
2025	47,191
2026	50,125
Up to 2027	294,479